Derivatives (Tables)	12 Months Ended
Dec. 31, 2018
Text block1 [abstract]
Schedule of Composition of Derivative Financial Instruments Portfolio

See below the composition of the Derivative financial instruments portfolio (assets and liabilities) by type of instrument, stated fair value, and by maturity.

	12/31/2018
	Fair value	%	0-30 days	31-90 days	91-180 days	181-365 days	366-720 days	Over 720 days
Assets
Swaps – difference receivable	13,049	55.6	705	187	245	700	2,881	8,331
Option premiums	4,215	18.0	1,167	408	610	872	975	183
Forwards (onshore)	1,835	7.8	893	716	145	81	0	0
Credit derivatives - financial Institutions	120	0.5	0	0	1	5	9	105
NDF - Non Deliverable Forward	3,711	15.8	1,013	968	772	653	178	127
Check of swap - Companies	44	0.2	0	0	7	0	13	24
Other	492	2.1	209	10	2	2	13	256

Total	23,466	100.0	3,987	2,289	1,782	2,313	4,069	9,026

% per maturity term			17.0	9.8	7.6	9.9	17.3	38.4

	12/31/2018
	Fair value	%	0-30 days	31-90 days	91-180 days	181-365 days	366-720 days	Over 720 days
Liabilities
Swaps – difference payable	(19,354)	70.3	(923)	(979)	(606)	(1,417)	(4,687)	(10,742)
Option premiums	(3,929)	14.3	(883)	(500)	(604)	(831)	(823)	(288)
Forwards (onshore)	(470)	1.7	(470)	0	0	0	0	0
Credit derivatives - financial Institutions	(140)	0.5	0	0	0	(2)	(4)	(134)
NDF - Non Deliverable Forward	(3,384)	12.3	(890)	(772)	(583)	(552)	(150)	(437)
Check of swap - Companies	(162)	0.6	0	0	(16)	0	0	(146)
Other	(80)	0.3	(2)	(2)	(8)	(13)	(8)	(47)

Total	(27,519)	100.0	(3,168)	(2,253)	(1,817)	(2,815)	(5,672)	(11,794)

% per maturity term			11.5	8.2	6.6	10.2	20.6	42.9

See below the composition of the Derivative financial instruments portfolio (assets and liabilities) by type of instrument, stated fair value, and by maturity.

	12/31/2017
	Fair value	%	0-30 days	31-90 days	91-180 days	181-365 days	366-720 days	Over 720 days
Assets
Futures contracts	158	0.7	153	11	(2)	(3)	38	(39)
Swaps – difference receivable	9,190	40.2	189	187	327	744	1,661	6,082
Option premiums	3,337	14.6	430	440	353	955	865	294
Forwards (onshore)	6,911	30.3	6,529	293	46	43	—	—
Credit derivatives - financial Institutions	137	0.6	—	—	1	8	21	107
NDF - Non Deliverable Forward	2,950	12.9	677	717	624	610	166	156
Check of swap - Companies	68	0.3	—	—	6	—	—	62
Other	92	0.4	—	—	—	3	5	84

Total	22,843	100.0	7,978	1,648	1,355	2,360	2,756	6,746

% per maturity term			34.9	7.2	5.9	10.3	12.1	29.6

	12/31/2017
	Fair value	%	0-30 days	31-90 days	91-180 days	181-365 days	366-720 days	Over 720 days
Liabilities
Swaps – difference receivable	(13,692)	51.2	(65)	(202)	(451)	(1,711)	(3,747)	(7,516)
Option premiums	(2,793)	10.4	(332)	(174)	(304)	(821)	(889)	(273)
Forwards (onshore)	(6,272)	23.5	(6,272)	—	—	—	—	—
Credit derivatives - financial Institutions	(58)	0.2	—	—	(1)	(2)	(7)	(48)
NDF - Non Deliverable Forward	(3,745)	14.0	(927)	(735)	(547)	(785)	(225)	(526)
Check of swap - Companies	(122)	0.5	—	—	(73)	—	—	(49)
Other	(64)	0.2	—	(2)	(2)	(6)	(9)	(45)

Total	(26,746)	100.0	(7,596)	(1,113)	(1,378)	(3,325)	(4,877)	(8,457)

% per maturity term			28.4	4.2	5.2	12.4	18.2	31.6

Summary of the Composition of Derivatives by Index

The following table shows the composition of derivatives by index:

	Off-balance sheet notional amount	Balance sheet account receivable / (received) (payable) / paid	Adjustment to market value (in results / stockholders’ equity)	Fair value
	12/31/2018	12/31/2018	12/31/2018	12/31/2018
Futures contracts	586,033	0	0	0
Purchase commitments	268,228	0	0	0
Shares	13,675	0	0	0
Commodities	194	0	0	0
Interest	243,369	0	0	0
Foreign currency	10,990	0	0	0
Commitments to sell	317,805	0	0	0
Shares	13,965	0	0	0
Commodities	155	0	0	0
Interest	265,218	0	0	0
Foreign currency	38,467	0	0	0
Swap contracts	0	(5,188)	(1,117)	(6,305)
Asset position	939,510	6,263	6,786	13,049
Commodities	6	0	0	0
Interest	925,381	5,124	6,380	11,504
Foreign currency	14,123	1,139	406	1,545
Liability position	939,510	(11,451)	(7,903)	(19,354)
Shares	76	(5)	2	(3)
Commodities	620	0	(1)	(1)
Interest	913,745	(9,410)	(7,973)	(17,383)
Foreign currency	25,069	(2,036)	69	(1,967)
Option contracts	1,262,568	324	(38)	286
Purchase commitments – long position	151,179	1,935	(108)	1,827
Shares	8,211	289	100	389
Commodities	321	10	(3)	7
Interest	100,338	183	(98)	85
Foreign currency	42,309	1,453	(107)	1,346
Commitments to sell – long position	495,464	1,808	580	2,388
Shares	10,802	394	500	894
Commodities	278	11	1	12
Interest	441,673	427	460	887
Foreign currency	42,711	976	(381)	595
Purchase commitments – short position	116,005	(1,564)	153	(1,411)
Shares	9,716	(184)	(98)	(282)
Commodities	317	(9)	6	(3)
Interest	69,934	(147)	95	(52)
Foreign currency	36,038	(1,224)	150	(1,074)
Commitments to sell – short position	499,920	(1,855)	(663)	(2,518)
Shares	8,898	(246)	(503)	(749)
Commodities	192	(6)	(2)	(8)
Interest	448,029	(528)	(497)	(1,025)
Foreign currency	42,801	(1,075)	339	(736)
Forward operations (onshore)	2,341	1,363	2	1,365
Purchases receivable	415	496	0	496
Shares	36	36	0	36
Interest	379	460	0	460
Purchases payable	0	(381)	0	(381)
Shares	0	(2)	0	(2)
Interest	0	(379)	0	(379)
Sales receivable	1,307	1,337	2	1,339
Shares	1,307	1,292	2	1,294
Interest	0	45	0	45
Sales deliverable	619	(89)	0	(89)
Shares	2	(2)	0	(2)
Interest	45	(87)	0	(87)
Foreign currency	572	0	0	0
Credit derivatives	8,324	(243)	223	(20)
Asset position	3,825	(87)	207	120
Shares	1,576	(44)	136	92
Interest	2,249	(43)	71	28
Liability position	4,499	(156)	16	(140)
Shares	1,316	(55)	(14)	(69)
Interest	3,183	(101)	30	(71)
NDF - Non Deliverable Forward	225,355	99	228	327
Asset position	122,495	3,378	333	3,711
Commodities	167	16	1	17
Foreign currency	122,328	3,362	332	3,694
Liability position	102,860	(3,279)	(105)	(3,384)
Commodities	96	(6)	1	(5)
Foreign currency	102,764	(3,273)	(106)	(3,379)
Check of swap	1,334	(71)	(47)	(118)
Asset position	115	7	37	44
Interest	115	2	21	23
Foreign currency	0	5	16	21
Liability position	1,219	(78)	(84)	(162)
Interest	1,219	(17)	(6)	(23)
Foreign currency	0	(61)	(78)	(139)
Other derivative financial instruments	5,304	198	214	412
Asset position	4,296	205	287	492
Shares	217	(8)	10	2
Interest	4,074	213	65	278
Foreign currency	5	0	212	212
Liability position	1,008	(7)	(73)	(80)
Shares	842	(4)	(42)	(46)
Interest	158	(2)	(21)	(23)
Foreign currency	8	(1)	(10)	(11)
	Asset	15,342	8,124	23,466
	Liability	(18,860)	(8,659)	(27,519)

	Total	(3,518)	(535)	(4,053)

The following table shows the composition of derivatives by index:

	Off-balance sheet notional amount	Balance sheet account receivable / (received) (payable) paid	Adjustment to market value (in results / stockholders’ equity)	Fair value
	12/31/2017	12/31/2017	12/31/2017	12/31/2017
Futures contracts	607,980	8	150	158
Purchase commitments	323,102	8	150	158
Shares	18,149	—	—	—
Commodities	187	—	—	—
Interest	275,155	7	(3)	4
Foreign currency	29,611	1	153	154
Commitments to sell	284,878	—	—	—
Shares	11,359	—	—	—
Commodities	168	—	—	—
Interest	245,230	—	—	—
Foreign currency	28,121	—	—	—
Swap contracts	837,299	(4,770)	268	(4,502)
Asset position	837,299	3,630	5,560	9,190
Shares	350	—	1	1
Interest	825,811	2,937	5,314	8,251
Foreign currency	11,138	693	245	938
Liability position	837,299	(8,400)	(5,292)	(13,692)
Shares	1,088	(1)	—	(1)
Interest	814,141	(8,244)	(5,275)	(13,519)
Foreign currency	22,070	(155)	(17)	(172)
Option contracts	1,847,829	452	92	544
Purchase commitments – long position	245,514	1,256	392	1,648
Shares	8,655	396	618	1,014
Commodities	367	11	18	29
Interest	204,674	202	(44)	158
Foreign currency	31,818	647	(200)	447
Commitments to sell – long position	736,856	1,457	232	1,689
Shares	11,795	358	34	392
Commodities	269	4	—	4
Interest	700,658	416	348	764
Foreign currency	24,134	679	(150)	529
Purchase commitments – short position	88,688	(1,008)	(229)	(1,237)
Shares	9,159	(128)	(527)	(655)
Commodities	278	(6)	(14)	(20)
Interest	51,477	(155)	65	(90)
Foreign currency	27,774	(719)	247	(472)
Commitments to sell – short position	776,771	(1,253)	(303)	(1,556)
Shares	10,241	(261)	(33)	(294)
Commodities	222	(8)	4	(4)
Interest	742,475	(435)	(378)	(813)
Foreign currency	23,833	(549)	104	(445)
Forward operations (onshore)	9,954	639	—	639
Purchases receivable	1,654	1,861	—	1,861
Shares	25	25	—	25
Interest	1,629	1,836	—	1,836
Purchases payable - Interest	—	(1,644)	—	(1,644)
Sales receivable	737	5,049	1	5,050
Shares	737	729	1	730
Interest	—	4,320	—	4,320
Sales deliverable	7,563	(4,627)	(1)	(4,628)
Shares	3,261	1	—	1
Interest	4,302	(4,628)	(1)	(4,629)
Credit derivatives	10,110	(30)	109	79
Asset position	5,831	38	99	137
Shares	1,955	22	69	91
Interest	3,876	16	30	46
Liability position	4,279	(68)	10	(58)
Shares	769	(21)	4	(17)
Interest	3,510	(47)	6	(41)
NDF - Non Deliverable Forward	252,628	(948)	153	(795)
Asset position	119,312	2,781	169	2,950
Commodities	80	6	1	7
Foreign currency	119,232	2,775	168	2,943
Liability position	133,316	(3,729)	(16)	(3,745)
Commodities	175	(14)	—	(14)
Foreign currency	133,141	(3,715)	(16)	(3,731)
Check of swap	955	(73)	19	(54)
Asset position - Foreign currency	514	—	68	68
Liability position - Interest	441	(73)	(49)	(122)
Other financial instruments	4,225	90	(62)	28
Asset position	2,464	100	(8)	92
Shares	191	(9)	5	(4)
Interest	2,147	109	(15)	94
Foreign currency	126	—	2	2
Liability position	1,761	(10)	(54)	(64)
Shares	1,404	(1)	(57)	(58)
Interest	327	(2)	(2)	(4)
Foreign currency	30	(7)	5	(2)
	Asset	16,180	6,663	22,843
	Liability	(20,812)	(5,934)	(26,746)

	Total	(4,632)	729	(3,903)

Summary of Derivative Contracts Maturity
Derivative contracts mature as follows (in days):

Off-balance sheet – notional amount	0 - 30	31 - 180	181 - 365	Over 365	12/31/2018
Futures contracts	217,836	193,637	33,969	140,591	586,033
Swaps contracts	70,403	96,913	96,090	676,104	939,510
Options	595,515	131,147	329,834	206,072	1,262,568
Forwards (onshore)	1,412	844	85	—	2,341
Credit derivatives	—	1,188	680	6,456	8,324
NDF - Non Deliverable Forward	76,032	102,024	30,212	17,087	225,355
Check of swap	—	115	—	1,219	1,334
Other derivative financial instruments	8	405	357	4,534	5,304
Derivative contracts mature as follows (in days):

Off-balance sheet – notional amount	0 - 30	31 - 180	181 - 365	Over 365	12/31/2017
Futures contracts	187,771	152,660	87,819	179,730	607,980
Swaps contracts	37,526	135,791	115,296	548,686	837,299
Options	418,679	290,491	457,164	681,495	1,847,829
Forwards (onshore)	6,997	1,933	1,024	—	9,954
Credit derivatives	—	510	1,230	8,370	10,110
NDF - Non Deliverable Forward	63,446	136,650	39,109	13,423	252,628
Check of swap	—	293	—	662	955
Other derivative financial instruments	—	474	851	2,900	4,225

Schedule of Derivative Financial Instruments Portfolio by Type of Instrument

See below the composition of the Derivative Financial Instruments portfolio by type of instrument, stated at their notional amounts, per trading location (organized or over-the-counter market) and counterparties.

	12/31/2018
	Futures	Swaps	Options	Forwards (onshore)	Credit derivatives	NDF - Non Deliverable Forward	Target flow of swap	Other derivative financial instruments
B3	480,950	20,209	1,106,794	1,912	0	47,628	0	0
Over-the-counter market	105,083	919,301	155,774	429	8,324	177,727	1,334	5,304
Financial institutions	104,297	702,848	110,859	0	7,742	103,172	0	3,602
Companies	786	150,639	44,464	429	582	73,811	1,334	1,702
Individuals	0	65,814	451	0	0	744	0	0

Total	586,033	939,510	1,262,568	2,341	8,324	225,355	1,334	5,304

	12/31/2017
	Futures	Swaps	Options	Forwards (onshore)	Credit derivatives	NDF - Non Deliverable Forward	Target flow of swap	Other derivative financial instruments
B3	476,031	24,339	1,746,729	4,023	—	76,838	—	—
Over-the-counter market	131,949	812,960	101,100	5,931	10,110	175,790	955	4,225
Financial institutions	131,525	525,855	69,460	—	10,110	118,743	—	1,792
Companies	424	173,129	31,340	5,931	—	56,905	955	2,433
Individuals	—	113,976	300	—	—	142	—	—

Total	607,980	837,299	1,847,829	9,954	10,110	252,628	955	4,225

Disclosure of Portfolio of Credit Derivatives

 The protection buyer does not need to hold the debt instrument of the reference entity for it to receive the amounts due pursuant to the CDS contract terms when a credit event occurs.

	12/31/2018
	Maximum potential of future payments, gross	Before 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years
By instrument
CDS	6,853	1,685	1,913	3,203	52

Total by instrument	6,853	1,685	1,913	3,203	52

By risk rating
Investment grade	1,361	300	510	539	12
Below investment grade	5,492	1,385	1,403	2,664	40

Total by risk	6,853	1,685	1,913	3,203	52

By reference entity
Brazilian government	3,772	1,167	1,118	1,487	0
Government – abroad	314	71	85	156	2
Private entities	2,767	447	710	1,560	50

Total by entity	6,853	1,685	1,913	3,203	52

	12/31/2017
	Maximum potential of future payments, gross	Before 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years
By instrument
CDS	6,416	1,200	2,412	2,804	—

Total by instrument	6,416	1,200	2,412	2,804	—

By risk rating
Investment grade	1,416	449	347	620	—
Below investment grade	5,000	751	2,065	2,184	—

Total by risk	6,416	1,200	2,412	2,804	—

By reference entity
Brazilian government	3,597	406	1,671	1,520	—
Government – abroad	329	144	90	95	—
Private entities	2,490	650	651	1,189	—

Total by entity	6,416	1,200	2,412	2,804	—

Schedule of Notional Amount of Purchased Credit Derivatives

The following table presents the notional amount of purchased credit derivatives whose underlying amounts are identical to those for which ITAÚ UNIBANCO HOLDING operates as seller of the credit protection.

	12/31/2018
	Notional amount of credit protection sold	Notional amount of credit protection purchased with identical underlying amount	Net position
CDS	(6,853)	1,471	(5,382)

Total	(6,853)	1,471	(5,382)

	12/31/2017
	Notional amount of credit protection sold	Notional amount of credit protection purchased with identical underlying amount	Net position
CDS	(6,416)	3,694	(2,722)

Total	(6,416)	3,694	(2,722)

Schedule of Financial Assets subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements

Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements:

	12/31/2018
	Gross amount of recognized financial assets (1)	Gross amount offset in the statement of financial position	Net amount of financial assets presented in the statement of financial position	Related amounts not offset in the statement of financial position (2)		Net amount
				Financial instruments (3)	Cash collateral received
Securities purchased under agreements to resell	280,126	0	280,126	(2,822)	0	277,304
Derivatives	23,466	0	23,466	(3,091)	0	20,375

	12/31/2017
	Gross amount of recognized financial assets (1)	Gross amount offset in the statement of financial position	Net amount of financial assets presented in the statement of financial position	Related amounts not offset in the statement of financial position (2)		Net amount
				Financial instruments (3)	Cash collateral received
Securities purchased under agreements to resell	244,699	—	244,699	(575)	—	244,124
Derivatives	22,843	—	22,843	(3,138)	—	19,705

Schedule of Financial Liabilities subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements

	12/31/2018
	Gross amount of recognized financial assets (1)	Gross amount offset in the statement of financial position	Net amount of financial assets presented in the statement of financial position	Related amounts not offset in the statement of financial position (2)		Net amount
				Financial instruments (3)	Cash collateral received
Securities purchased under agreements to resell	280,126	0	280,126	(2,822)	0	277,304
Derivatives	23,466	0	23,466	(3,091)	0	20,375

	12/31/2017
	Gross amount of recognized financial assets (1)	Gross amount offset in the statement of financial position	Net amount of financial assets presented in the statement of financial position	Related amounts not offset in the statement of financial position (2)		Net amount
				Financial instruments (3)	Cash collateral received
Securities purchased under agreements to resell	244,699	—	244,699	(575)	—	244,124
Derivatives	22,843	—	22,843	(3,138)	—	19,705

Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements:

	12/31/2018
	Gross amount of recognized financial liabilities (1)	Gross amount offset in the statement of financial position	Net amount of financial liabilities presented in the statement of financial position	Related amounts not offset in the statement of financial position (2)		Net amount
				Financial instruments (3)	Cash collateral pledged
Securities sold under repurchase agreements	330,237	0	330,237	(23,079)	0	307,158
Derivatives	27,519	0	27,519	(3,091)	(333)	24,095

	12/31/2017
	Gross amount of recognized financial liabilities (1)	Gross amount offset in the statement of financial position	Net amount of financial liabilities presented in the statement of financial position	Related amounts not offset in the statement of financial position (2)		Net amount
				Financial instruments (3)	Cash collateral pledged
Securities sold under repurchase agreements	312,634	—	312,634	(14,489)	—	298,145
Derivatives	26,746	—	26,746	(3,138)	(452)	23,156

(1)	Includes amounts of master offset agreements and other such agreements, both enforceable and unenforceable;
(2)	Limited to amounts subject to enforceable master offset agreements and other such agreements;
(3)	Includes amounts subject to enforceable master offset agreements and other such agreements, and guarantees in financial instruments.